Note 10 - Notes Payable in Default (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Apr. 28, 2016	Apr. 27, 2016	Mar. 24, 2016	Feb. 16, 2016	Jan. 13, 2016
Initial Valuation		$ 275,050
Stated Interest Rate		0.00%
Principal Balance Outstanding		$ 275,050
Proceeds from notes payable		387,000
Convertible notes payable, discount	$ 23,338	122,084
Notes payable	$ 186,717	$ 200,000
Notes Payable in Default
Stated Interest Rate	1.00%	1.00%
Maturity Date	Mar. 01, 2016	Mar. 01, 2016
Debt Default, Short-term Debt, Amount	$ 200,000
Notes payable		$ 200,000
Mile High Brands
Initial Valuation						$ 7,500
Stated Interest Rate						10.00%
Former Employee
Initial Valuation					$ 33,717
Principal Balance Outstanding	27,217
Jeff Holmes
Initial Valuation				$ 27,000
Stated Interest Rate				1.00%
Proceeds from notes payable	$ 25,000
Convertible notes payable, discount				$ 2,000
Maturity Date	Oct. 26, 2016
Class of Warrant, Outstanding			100,000	100,000
Blackbridge Capital LLC
Stated Interest Rate	1.00%
Principal Balance Outstanding	$ 4,500
Maturity Date	Oct. 27, 2016
Blackbridge Capital LLC | Note Purchase and Assignment Agreement
Debt Conversion, Converted Instrument, Amount	$ 50,000
Kodiak Capital
Initial Valuation		$ 50,000
Stated Interest Rate		12.00%
Principal Balance Outstanding		$ 50,000
Convertible notes payable, discount		$ 0
Maturity Date		Dec. 01, 2016
Kodiak Capital | Note Purchase and Assignment Agreement
Debt Conversion, Converted Instrument, Amount	50,000
Black Forest Capital LLC | Note Purchase and Assignment Agreement
Debt Conversion, Converted Instrument, Amount	$ 50,000
B44
Initial Valuation							$ 75,000
Stated Interest Rate							1.00%
Maturity Date	Jun. 30, 2016
Class of Warrant, Outstanding							225,000
B44 | Note Purchase and Assignment Agreement
Debt Default, Short-term Debt, Amount	$ 50,000